1933 Act Registration No.__________
1940 Act Registration No.__________
--------------------------------------------------------------------------------

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20546

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [x]
Pre-Effective Amendment No.                                           ___
Post-Effective Amendment No.                                          ___
                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [x]
Pre-Effective Amendment No.                                           ___
Post-Effective Amendment No.                                          ___

                                AAPEX FUNDS, INC.
               (Exact name of registrant as specified in Charter)

                       141 West Jackson Blvd., Suite 3602
                             Chicago, Illinois 60604
              (Address of Principle Executive Offices and Zip Code)

                                  312-673-2111
               (Registrant's Telephone Number including Area Code)

                                Terence P. Smith
                              The Declaration Group
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:
---------------------------------------------

It is proposed that this filing will become effective as soon as practicable after this Registration Statement becomes effective.

Calculation of Registration Fee:
--------------------------------

The Registrant hereby declares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, and the Securities Act of 1933, that an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                              THE AAPEX EQUITY FUND

                              CROSS-REFERENCE SHEET
                            (As required by Rule 495)


ITEM NO. ON FORM N-1A                   CAPTION OR SUBHEADING IN PROSPECTUS
---------------------                   -----------------------------------
                                        OR STATEMENT OF ADDITIONAL INFORMATION
                                        --------------------------------------

PART A - INFORMATION REQUIRED IN PROSPECTUS
-------------------------------------------

1.  Cover Page.                         Cover Page

2.  Synopsis.                           Investment Objectives and Policies;
                                        Cover Page

3.  Condensed Financial Information.    Fees and Expenses

4.  General Description                 General Information; Management of
    of Registrant.                      the Fund

5.  Management of the Fund.             Management of the Fund; Investment
                                        Adviser

5a. Management's Discussion of          Not Applicable
    Fund Performance

6. Capital Stock and Other              Management of the Fund
   Securities.

7. Purchase of Securities Being         Purchasing Shares; Plan of Distribution;
   Offered.                             Federal Taxes

8. Redemption or Repurchase             Redeeming Shares; Plan of Distribution;
                                        Federal Taxes

9. Legal Proceedings                    Not Applicable

PART B. STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------

10. Cover Page.                         Cover Page

11. Table of Contents.                  Table of Contents

12. General Information and History     Not covered in Statement of Additional
                                        Information (covered under Item 4 of
                                        Part A)

13. Investment Objectives and           Investment Policies and Restrictions
    Policies.

14. Management of the Fund.             Investment Adviser; Directors and
                                        Officers

15. Control Persons and Principal       Directors and Officers; Investment
    Holders of Securities.              Adviser

16. Investment Advisory and other       Investment Adviser; Fund Service
    Services.                           Providers

17. Brokerage Allocation.               Portfolio Transactions

18. Capital Stock and Other             Capital Stock
    Securities.

19. Purchase, Redemption and Pricing    Determination of Net Asset Values
    of Securities Being Offered         (also covered under Items 7 & 8 of
                                        Part A)

20. Tax Status.                         Tax Information

21. Underwriters                        Fund Service Providers
    and Transfer Agents

22. Calculations of Performance Data.   Performance Information

23. Financial Statements                Not Applicable. See item 32 of Part C.

PART C
------

Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.
--------------------------------------------------------------------------------

                                   PROSPECTUS
                             Dated November 25, 1998

                              The Aapex Equity Fund
                       141 West Jackson Blvd., Suite 3602
                             Chicago, Illinois 60604
                                  312-673-2111

The Aapex Funds, Inc.(TM) (the "Company") is a newly organized, diversified management investment company currently consisting of one portfolio, The Aapex Equity Fund(TM) (the Fund"). The investment objective of the Fund is growth of capital. The Fund attempts to achieve its investment objective by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

The minimum investment in the Fund is $2,500 for regular accounts and $1000 for retirement accounts. The minimum subsequent investment is $500 for regular accounts and $50 for retirement accounts. The Fund is a No-Load Fund. This means that 100% of your initial investment is invested in shares of the Fund. Fund shares are thereafter subject to a continuing Rule 12b-1 fee of 0.25% annually.

This Prospectus concisely sets forth the information you should know before you invest. Please read this Prospectus and keep it for future reference. A Statement of Additional Information (the "SAI") regarding the Fund, dated November 25, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. You can get a copy of the SAI at no charge by writing or calling the Fund at the address or telephone number listed above. The SEC maintains a web site (www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

Fees And Expenses.
Investment Objectives And Policies.
Primary Investments of the Fund.
Risk Factors.
Federal Taxes.
Purchasing Shares.
Redeeming Shares.
Investment Adviser.
Management of the Fund.
Plan of Distribution
General Information.

--------------------------------------------------------------------------------

                                FEES AND EXPENSES

Shareholder Transaction Expenses:
---------------------------------

This is a No-Load Fund. There are no sales loads, deferred sales loads or other transaction charges imposed on purchases or reinvested dividends. This means that 100% of your initial investment is invested in shares of the Fund.*

*Shares redeemed prior to being held for at least six months will be charged a redemption fee equal to 1.00% of the NAV. This would have the effect of increasing the expenses of such shares. This fee is not a fee to finance sales or sales promotion expenses, but is imposed to discourage short-term trading of Fund shares. Furthermore, such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of such short-term trading activities.

Annual Fund Operating Expenses:  (as a percentage of net assets)
-------------------------------

The following table sets forth the regular operating expenses that are paid out of the Fund's average daily assets. These fees are used to pay for services such as the investment management of the Fund, maintaining shareholder records and furnishing shareholder statements. This is a new Fund without a prior operating history, so the following expense figures are estimates. True expenses may be greater or lower than those shown below.

Investment Advisory Fee                                       0.50%
Management Fees.                                              1.20%
12b-1 Fees.                                                   0.25%
Other Expenses (estimated)                                    0.05%
                                                              -----
Total Fund Operating Expenses.                                2.00%
(Before any expense reimbursements)

Example of Shareholder Expenses Over Time.
------------------------------------------

Based on the fee schedule set forth above, you would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period;

                  One Year              Three Years
                  --------              -----------
                   $-----                 $-----

The above example is intended to help you understand the various costs and expenses you might incur over time when you invest in the Fund, but you should be aware that this is only an example of anticipated future expenses. Actual expenses may be greater or less than those shown. Because the Fund has no operating history, the expense figures are based on estimated amounts for the Fund's first fiscal year. The Fund's Adviser has voluntarily agreed to waive receipt of its fees and/or assume certain expenses of the Fund, to the extent possible, to insure that the Fund's total expenses do not exceed 2.00% annually. If the Adviser waives fees or assumes expenses of the Fund, such actions would have the effect of lowering the expense ratio and increasing the yield to investors. Also, the Fund is required by law to use a 5% assumed annual rate of return in the example. The Fund's actual annual rate of return may be higher or lower than the example.

                       INVESTMENT OBJECTIVES AND POLICIES

The Fund is a diversified mutual fund whose primary investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and securities convertible into common stock. There can be no assurance that the Fund's investment objective will be achieved. Diversification means limiting the amount of Fund assets invested in any one issuer and limiting the amount of Fund assets invested in any one industry, thereby reducing the risks of losses incurred by that issuer or industry.

Under normal circumstances, the Fund intends to invest not less than 65% of its assets in the common stocks of companies whose stock trades on the New York Stock Exchange, The American Stock Exchange, and the NASDAQ over-the-counter market, or securities convertible into such common stocks. The Adviser to the Fund will seek to invest in stocks that, in the Adviser's opinion, have an above-average potential for future earnings growth. The Adviser may also take a short position in certain companies when, in the Adviser's opinion, such companies are excessively overvalued in relation to their peer group. Taking a short position means selling a security that you do not own, with the expectation of buying the security at a later date at a lower price than the price at which it was sold. The Adviser will take such positions when the Adviser feels that a particular security is vulnerable to a sudden price decline due to its price being artificially upheld by unreasonable investor perceptions or short-term market conditions. The Adviser will only enter into short sales to the extent that such sales do not exceed 25% of the Funds assets, will engage in such transaction only with brokers with whom it has entered into agreements allowing the Fund to simultaneously borrow the shorted security, and will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, in an amount equal to the aggregate fair market value of its commitments to such transactions.

In addition to common stock, the Fund may invest up to 25% of its assets in foreign equity securities when, in the Adviser's opinion, such investments would be advantageous to the Fund and help the Fund to achieve its investment objective.

The Fund may also, from time to time, invest a portion of its assets in other securities, such as United States Government bonds, bills, and notes; money market instruments, repurchase agreements, and options and futures on both equities and selected commodities. The Fund may also hold a portion of its assets in cash.

The Fund will attempt to take prompt advantage of changes in market conditions. This means that the Fund will purchase and sell securities without regard to the length of time such securities have been held, whenever the Adviser believes such actions will help the Fund achieve its investment objective. You should be aware that certain purchases and sales of securities might result in the Fund realizing short-term capital gains that may have an impact on your tax status. Please see the SAI for a more detailed discussion of taxation issues, and consult with your tax Adviser to determine what impact the Fund's investment policies may have on your personal tax situation.

                                FUND INVESTMENTS

COMMON STOCKS. The Fund will ordinarily invest at least 65% of its assets in common stock or securities convertible into common stock. Common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

FOREIGN SECURITIES. The Fund may invest up to 25% of its assets in equity securities of foreign issuers. Investments in foreign securities may involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as a result, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations. Further, there is the risk of loss due to fluctuations in the value of a foreign corporation's currency relative to the U.S. dollar.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is not unusual for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 10% of its assets in REITS.

MONEY MARKET FUNDS. The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market funds). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 10% of the Fund's net assets and/or 3% of any investment company's outstanding securities.

DEBT SECURITIES. The Fund may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk.

Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

OPTIONS AND FUTURES. The Fund may write (i.e. sell) covered put and call options, and may purchase put and call options, on equity indexes and equity securities traded on a United States exchange or properly regulated over-the-counter market. Options contracts can include long-term options with durations of up to three years. The Fund may also buy and/or sell futures contracts on equity securities, equity indexes, and United States Treasury Securities. The Fund may use futures and options to increase or decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options or futures contract is priced more attractively than the underlying security or index. The Fund may enter into options transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed ten percent (10%) of the Fund's total net assets. The Fund may sell futures contracts only if the Fund has underlying securities against which such contracts may be written of at least 100% of the initial value of the futures contract. The Fund may purchase futures contracts so long as the initial margin required to enter into such contracts does not exceed ten percent (10%) of the Fund's total net assets. When writing an option contract or selling a futures contract, the Fund will maintain a segregated account with its Custodian consisting of the securities against which the options contract has been written or the futures contract sold, or as appropriate, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars, in an amount equal to the aggregate fair market value of its commitments to such transactions.

RISK FACTORS RELATING TO OPTIONS AND FUTURES. The primary risks associated with the use of options and futures are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Fund will be unable to close out a position.

RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are defined as securities that cannot be liquidated in less than seven days at a price comparable to the value at which the Fund has priced that security. Restricted securities are securities, the purchase and sale of which may be subject to legal restrictions. Illiquid and restricted securities may present a greater risk of loss than other types of securities due to their lack of an active secondary market.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a  segregated  account  with its  Custodian  consisting  of cash,  cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

CASH RESERVES. The Fund will invest in debt securities, Repos and money market funds only to meet liquidity needs or for temporary defensive purposes. The Fund may also hold a portion of its assets in cash, to maintain liquidity. If, in the Adviser's opinion, it is appropriate for the Fund to assume a temporary defensive posture, the Fund may invest up to 100% of its assets in these instruments.

A complete listing of the Fund's permissible investments, fundamental investment policies and investment restrictions is contained in the SAI in the Section entitled, "Investment Policies and Restrictions".

                                  RISK FACTORS

You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the Federal Deposit Insurance Corporation. The Fund may be appropriate for long-term, relatively aggressive investors who understand the potential risks and rewards of investing in common stocks. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. Over the short-term, stock prices can fluctuate dramatically in response to these factors. However, over longer time periods, stocks, although more volatile, have historically shown greater growth potential than other investments. The Fund will invest in securities traded on the NASDAQ, and such investments may be exposed to additional risks, such as the risk of illiquidity in trading positions and wide spreads between purchase and sale prices. The Fund is not, in itself, a balanced investment plan, and the Fund's lack of an operating history may present certain additional risks. Further, the Adviser may take a short position in a company when, in the Adviser's opinion, the company is excessively overvalued relative to its peer group. Short sales involve selling a security that the Fund does not presently own with the expectation of purchasing that security in the future at a lower price. The primary risks involved in short sales include losses due to the price of the security rising instead of falling, resulting in a loss to the Fund when the short sale is covered, the potential inability of the Fund to borrow shorted securities in order to effect delivery, and the possibility of losses due to excessive borrowing costs associated with borrowing the securities. The Fund may also enter into futures and options transactions, the risks of which have been discussed above. Because of the nature of the Fund's investment policies, the value of the Fund's shares will fluctuate to a greater degree than the shares of funds utilizing more conservative investment techniques, or those having as investment objectives the conservation of capital and/or the realization of current income. When you sell your Fund shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.

                                  FEDERAL TAXES

The Fund intends to qualify each year as a regulated investment company under the rules and regulations of the Internal Revenue Service (IRS). In any fiscal year in which the Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund will not have to pay any federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash, unless you are exempt from taxation or entitled to a tax deferral. The Fund intends to pay out any dividends and/or capital gains at least annually, usually in December, in order to avoid a 4% excise tax. Early each following year, you will be notified as to the amount and federal tax status of all income distributions paid to you from the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

You must provide the Fund with your correct taxpayer identification number, and certify that you are not subject to backup withholding (your taxpayer identification number is usually your Social Security number). If you fail to do so, the IRS may require the Fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Fund to withhold 30% or the applicable treaty rate from dividends paid to certain nonresident aliens, non-U.S. partnerships, and non-U.S. corporations.

This is a brief summary of the tax laws that affect your investment in the Fund. Please see the Section entitled "Tax Information" in the SAI for additional information, and consult with your own tax Adviser, since every investor's tax situation is unique.

                                PURCHASING SHARES

To purchase shares of the Fund, first complete and sign a New Account Purchase Application and mail it, together with your check for the total purchase price, to THE AAPEX FUNDS, INC.(TM), C/O DECLARATION SERVICE COMPANY, 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN, PA 19428. Checks are accepted subject to collection at full face value in United States currency. If your check does not clear, your purchase will be cancelled and you will be subject to any losses or fees incurred by the Fund with respect to the transaction, including but not limited to expenses and losses, if any, incurred in liquidating positions to effect the redemption, accounting and transfer agent fees, and fees imposed for early redemption.. You will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned each time you purchase shares of the Fund. The Fund does not issue stock certificates. All full and fractional shares will be carried on the books of the Fund.

Shares of the Fund are purchased at the net asset value next computed after the receipt and acceptance of your purchase order (See, "Determination of Net Asset Value." in the SAI). The Fund's share price, also called its net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern Time) every day the New York Stock Exchange is open. The Fund calculates its net asset value per share by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. The Fund is a No-Load Fund. This means that you will not be charged any sales commissions or underwriting discounts, so 100% of your initial investment is invested in shares of the Fund. The minimum initial investment is $2,500 for regular accounts and $1,000 for Individual Retirement Accounts (IRAs). Minimum subsequent purchases for regular accounts are $500 and $50 for IRA accounts.

All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders. Please see the SAI Sections entitled "Purchasing and Redeeming Shares" and "Tax Information" for more information concerning share purchases.

Shareholder Inquiries may be made by writing to the Fund or calling the Fund at the below-listed address and phone number:

                              THE AAPEX EQUITY FUND
                         C/O DECLARATION SERVICE COMPANY
                           555 NORTH LANE, SUITE 6160
                             CONSHOHOCKEN, PA 19428
                                 1-800-___-____

                                REDEEMING SHARES

You may redeem your shares in the Fund at any time and for any reason. Upon receipt by the Fund of a redemption request in proper form, your shares of the Fund will be redeemed at their next determined net asset value (See the Sections entitled "Determination of Net Asset Value" and "Purchasing and Redeeming Shares" in the SAI). Redemption requests must be in writing and delivered to the Fund at THE AAPEX FUNDS, INC.(TM), C/O DECLARATION SERVICE COMPANY, 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN, PA 19428. To be in "proper form," your redemption request must:

1. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.   Be signed by all owners exactly as their names appear on the account;

3. If required, include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an eligible guarantor.

Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees, or custodians to evidence the authority of the person or entity making the redemption request.

Signature Guarantees. A signature guarantee is designed to protect you and the Fund by verifying your signature. SIGNATURE GUARANTEES ARE REQUIRED WHEN:

(1)  establishing certain services after the account is opened;

(2)  requesting redemptions in excess of $10,000;

(3) redeeming or exchanging shares, when proceeds are: (i) being mailed to an address other than the address of record, (ii) made payable to other than the registered owner(s); or

(4)  transferring shares to another owner.

The redemption price per share is net asset value, determined as of the close of business on the day your redemption order is accepted by the Fund (See the Sections entitled, "Purchasing and Redeeming Shares" and "Determination of Net Asset Value" in the SAI). When you redeem your shares, they may be worth more or less than you paid for them, depending upon the value of the Fund's portfolio securities at the time of redemption.

If the value of your account falls below $1,000 as a result of previous redemptions and not market price declines, the Fund may redeem the shares in your account. However, the Fund will notify you first if such an event occurs, and you will have 60 days to bring your account balance up to the minimum levels before the Fund may exercise its option to redeem.

Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. If shares are purchased by check and redeemed by letter within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, which may take up to fifteen days. You will also be subject to a redemption fee of 1.00% of total purchase value in such a circumstance. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission, or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

                             MANAGEMENT OF THE FUND

The Company, an open-end, diversified management company, was incorporated in Maryland on September 11, 1998. The Board of Directors approves all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment Adviser and administrator. The day-to-day operations of the Fund are delegated to the Adviser. The Statement of Additional Information contains background information regarding each of the Company's Directors and Executive Officers. The Company's Articles of Incorporation permit the Board of Directors to issue 100,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the shares of the Fund are the only class of shares being offered by the Company. Shareholders are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

The Company is aware of a potential problem that may occur when the year changes from 1999 to 2000. Many computers and computer programs have been built where dates are calculated using only two digits. As a result, these computers and programs cannot tell the difference between 1900 and 2000, and when the year changes from 1999 to 2000, there may be significant problems. The Company has taken steps to address this problem, specifically by entering into contracts only with vendors who are aggressively addressing the problem and by updating the Company's own systems to address the problem. As of the date of this filing, the Company does not foresee "The Year 2000 Problem" as having any significant negative impact on the Company or the Fund.

                               INVESTMENT ADVISER

MANAGEMENT AGREEMENTS. Aapex Equity Advisors, Inc. (the "Adviser") has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Fund to provide investment management services to the Fund. In addition, the Adviser has entered into an Operating Services Agreement (the "Services Agreement") with the Fund to provide virtually all day-to-day operational services to the Fund. As is further explained below, the combined effect of the Advisory Agreement and the Services Agreement is to place a cap or ceiling on the Fund's ordinary operating expenses at 1.75 % of daily net asset value of the Fund, excepting Rule 12b-1 fees, brokerage, interest, taxes, litigation, and other extraordinary expenses. Roger A. Householder is President and Chief Executive Officer of the Adviser, and is responsible for all investment decisions relating to the Fund. Mr. Householder also serves as the President and as a Director of the Company.

SERVICES AGREEMENT. Under the terms of the Services Agreement, the Adviser, subject to the supervision of the Board of Directors, will provide, or arrange to provide, day-to-day operational services to the Fund including, but not limited to, accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, fund share distribution, shareholder reporting, sub-accounting and record keeping services. The Services Agreement provides that the Adviser pays all fees and expenses associated with these and other functions, including, but not limited to, expenses of legal compliance, shareholder communications, and meetings of the shareholders. Under the terms of the Services Agreement, the Fund will pay to the Adviser on the last day of each month a fee equal to an annual rate of 1.25% of the average net asset value of the Fund, such fee to be computed daily based upon the average daily net asset value of the Fund. The Adviser has entered into an Investment Company Services Agreement with Declaration Service Company to provide Transfer Agent and essentially all administrative services for the Fund.

ADVISORY AGREEMENT. Pursuant to the terms of the Advisory Agreement, the Adviser manages the investment of the assets of the Fund in accordance with the Fund's investment objectives, policies, and restrictions. The Adviser receives from the Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 0.50% of the Fund's net assets. The Adviser has voluntarily agreed to waive its fees and/or assume certain expenses of the Fund, if necessary, in the event that the Fund's total annual expenses, excluding taxes, interest and extraordinary litigation expenses, during any of its fiscal years, exceed 2.00% of its average daily net asset value in such year. The Fund will not be liable in future years for any fee waivers or expense assumptions made by the Adviser in previous years. If the Adviser waives fees and/or assumes expenses of the Fund, such actions will have the effect of lowering the Fund's expense ratios and increasing the Fund's yield during the time in which the Adviser undertakes such actions.

Under the Contract, the Adviser furnishes at its own expense office space to the Company and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The Fund pays all expenses incident to its operations and business not specifically assumed by the Adviser, including expenses relating to custodial, legal, and auditing charges; printing and mailing of reports and prospectuses to existing shareholders; taxes and corporate fees; maintaining registration of the Fund under the Investment Company Act of 1940, and registration of its shares under the Securities Act of 1933; and qualifying and maintaining qualification of its shares under the securities laws of certain states.

Mr. Householder, the Fund's portfolio manager, has over 22 years experience managing funds for registered investment companies and private and institutional clients. From ______.

THE "YEAR 2000 ISSUE": Many existing computer programs use only two digits to identify a year in their date fields. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the year 2000. The Fund is a new Fund, and the Adviser is a newly formed company. All of the computer programs purchased by the Adviser for its own use or for the use of the Fund are new programs and have been warranted as Year 2000 compliant. Further, the Company and the Adviser have entered into agreements with various third parties to provide services to the Fund, and as part of those agreements, have received warranties from each such party that its systems are presently year 2000 compliant, or adequate steps are being undertaken by the party to insure that compliance is met prior to the turn of the century. The Fund will not enter into any agreement with a party unless such warranties are given. Accordingly, at the present time, there do not appear to be any materially adverse consequences to the Fund relating to the Year 2000 issue.

                              PLAN OF DISTRIBUTION

The Fund has adopted a Plan of Distribution, or "12b-1 Plan" under which it may finance activities primarily intended to sell shares. Under the 12b-1 Plan, the Fund's Distributor, Declaration Distributors, Inc., is paid a distribution fee at an annual rate of 0.25% of average daily net assets of the Fund for distributing shares of the Fund and for providing certain shareholder services. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund. The Distributor may compensate securities dealers (which may include the Distributor itself) and other financial organizations who provide similar distribution and shareholder services.

Payments under the 12b-1 Plan are not tied exclusively to the distribution and/or shareholder servicing expenses actually incurred by the Distributor, and such payments may exceed the expenses actually incurred. The Company's Board of Directors evaluates the Plan on a regular basis.

                               GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued to you for all purchases of shares.

You will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends December 31, with a report containing audited financial statements.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the Standard & Poors Composite Index of 500 Stocks ("S&P 500"), a widely recognized, unmanaged index of common stock prices.

According to the law of Maryland, under which the Company is incorporated, and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Inquiries regarding the Fund should be directed to the Fund at its address or telephone number shown on the front cover of this Prospectus.

The Company will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares, and in connection with such meeting will comply with the provisions of section 16(c) of the Investment Company Act of 1940 concerning assistance with a record shareholder communication asking other record shareholders to join in that request.

                            THE AAPEX EQUITY FUND(TM)
                                (A No-Load Fund)

Investment Adviser:
-------------------

Aapex Equity Advisors, Inc.
141 West Jackson Blvd., Suite 3602
Chicago, Illinois  60604

Custodian:
----------

CoreStates Bank, N.A.
1339 Chestnut Street
Philadelphia, PA 19101-7618

Distributor:
------------

Declaration Distributors, Inc.
555 North Lane, Suite 6160
Conshohocken, PA  19428

Management Services:
--------------------

Aapex Equity Advisors, Inc.
141 West Jackson Blvd., Suite 3602
Chicago, Illinois  60604

Declaration Service Company
555 North Lane, Suite 6160
Conshohocken, PA  19428

Independent Auditors:
---------------------

---------------------
---------------------
---------------------

Legal Counsel:
--------------

The Law Offices of David D. Jones, P.C.
555 North Lane, Suite 6160
Conshohocken, PA  19428

No person has been authorized to give any information or to make any representations other than those contained in this prospectus, the statement of additional information or the fund's official sales literature in connection with the offering of shares of the fund, and if given or made, such other information or representations must not be relied upon as having been authorized by the fund.

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated November 25, 1998


                                AAPEX FUNDS, INC.
                       141 West Jackson Blvd., Suite 3602
                             Chicago, Illinois 60604

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Aapex Equity Fund, dated November 25, 1998. You may obtain a copy of the Prospectus, free of charge, by writing to Aapex Funds, Inc, c/o Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428, phone number 800-___-____.

                                TABLE OF CONTENTS

Investment Policies and Restrictions         Custodian
Investment Adviser                           Transfer Agent
Directors and Officers                       Administration
Performance Information                      Distributor
Purchasing and Redeeming Shares              Independent Accountants
Tax Information                              Independent Auditors Report *
Portfolio Transactions                       Financial Statements *

* to be filed by amendment

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objective and the manner in which the Fund pursues its investment objective are generally discussed in the prospectus under the captions "Investment Objectives and Policies", "Fund Investments" and "Risk Factors", and all of that information is incorporated herein by reference.

The Fund is a diversified Fund, meaning that as to 75% of the Fund's assets (valued at the time of investment), the Fund will not invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities, thereby reducing the risk of loss. The Fund normally will invest at least 65% of total assets in the common stock of Companies whose stock trades on the New York Stock Exchange, The American Stock Exchange, and the NASDAQ over-the-counter market. However, for temporary and defensive purposes, the Fund may ordinarily invest in a variety of other securities. The complete list of securities in which the Fund may ordinarily invest is listed below, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

Cash Reserves. Although the Fund normally will invest its assets as described above, it may, to meet liquidity needs or for temporary defensive purposes, ordinarily invest a portion of its assets in cash, money market securities such as short term notes issued by the United States Government, its agencies and/or instrumentalities, and debt securities. The Fund may also enter into repurchase agreements. If, in the Adviser's opinion, it is appropriate for the Fund to assume a temporary defensive posture, the Fund may invest up to 100% of its assets in these instruments.

The complete list of the Fund's investment restrictions is as follows:

The Fund will not:

1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets (valued at the time of investment) in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

5. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

6. Make margin purchases or short sales of securities, except that the Fund may make short sales of securities to the extent that such sales do not exceed 25% of the Funds assets, and only so long as the Fund engages in such transaction only with brokers with whom it has entered into agreements allowing the Fund to simultaneously borrow the shorted security, and only so long as the Fund maintains a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, in an amount equal to the aggregate fair market value of its commitments to such transactions;

7. Invest in companies for the purpose of management or the exercise of control;

8. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

9. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Adviser.

10. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

11. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.

12.  Purchase warrants on securities.

13.  Issue senior securities.

14. Invest in commodities, or invest in futures or options on commodities. Restrictions 1 through 14 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 25% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

b. Invest more than 15% of its net assets in securities that are not readily marketable;

c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization.

d. purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Funds assets (valued at time of investment) in all investment company securities purchased by the Fund;

e. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;

                               INVESTMENT ADVISER

Information on the Fund's investment adviser, Aapex Equity Advisors, Inc., is set forth in the prospectus under "Investment Adviser," and is incorporated herein by reference.

Aapex Equity Advisors, Inc. (the "Adviser") was organized under the laws of the State of Illinois as an investment advisory corporation in September, 1998. The Adviser registered as an Investment Adviser with the Securities and Exchange Commission in September, 1998. The Adviser manages the investment portfolio and the general business affairs of the Fund pursuant to an investment advisory agreement with the Fund dated _____________, 1998 (the "Agreement").

The Agreement provides that the adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, negligence, or reckless disregard of its obligations and duties under the Agreement.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

Name, Age, Address, Position                Principal Occupation for the
with Fund                                   Last Five Years
----------------------------                ----------------------------

(1)  Roger A. Householder  (46)
     President of Company and
     Adviser.

(2)  Paul Santonacita  (45)
     Director

(3)

(4)

(5)

(6)

(7)


* Indicates an "interested person" as defined in the Investment Company Act of 1940.

Aapex Funds, Inc. (the "Company") was organized as a Maryland Corporation on September 11, 1998 (See the Sections titled "Management of the Fund" and "General Information" in the Fund's Prospectus). The table below sets forth the compensation anticipated to be paid by the Company to each of the directors of the Company during the fiscal year ending December 31, 1998.

Name of                 Compensation    Pension      Annual        Total Comp.
Director                from Company    Benefits    Benefits    Paid to Director
--------------------------------------------------------------------------------
Roger A. Householder       $0.00         $0.00        $0.00           $0.00
Paul Santonacita


Aapex Equity Advisors, Inc intends to purchase 10000 shares of the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.
                                                          [n]
Average Annual Total Return is computed as follows: P(1+T)    = ERV

Where:         P   = a hypothetical initial investment of $1000]
               T   = average annual total return
               n   = number of years
               ERV = ending redeemable value of shares at the end of the period

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Yield. The Fund may advertise  performance in terms of a 30-day yield quotation.
The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends
               d = the maximum offering price per share on the last day of the period

The Fund imposes no sales charge and pays no distribution expenses. Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Purchases and redemptions are discussed in the Fund's prospectus under the headings "Purchasing Shares" and "Redeeming Shares." All of that information is incorporated herein by reference.

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

Since the Fund generally does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund. For shares redeemed prior to being held for at least six months, the redemption value is the NAV less a service fee equal to 0.50% of the NAV.

                                 TAX INFORMATION

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax Adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and subsequently such shares are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution may be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains. Taxation issues are complex and highly individual. You should consult with your tax Adviser concerning the effects of transactions in the Fund.

                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. The Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluations of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers that are paid commissions directly.

                                    CUSTODIAN

CoreStates Bank, N.A., acts as custodian for the Fund. As such, CoreStates Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. CoreStates Bank does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                                 TRANSFER AGENT

Declaration Service Company ("DSC") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Adviser and Fund. Under the agreement, DSC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

                                 ADMINISTRATION

DSC also provides services as Administrator to the Fund pursuant to a written agreement with the Adviser and Fund. The Administrator supervises all aspects of the operations of the Fund except those performed by the Adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing  reports and filings with the Securities and Exchange  Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

                                   DISTRIBUTOR

Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, Pa 19428, a wholly-owned subsidiary of The Declaration Group, serves as distributor and principal underwriter of the Fund's shares pursuant to a written agreement with the Adviser and Fund.

                             INDEPENDENT ACCOUNTANTS

__________________________________  will  serve  as  the  Company's  independent auditors for its first fiscal year.

                                  LEGAL COUNSEL

The Law Offices of David D. Jones, P.C., Conshohocken, PA, has passed upon certain legal matters in connection with the shares offered by this Prospectus, and also acts as counsel to the Fund.

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                                     PART C
                                OTHER INFORMATION

Item 24   Financial Statements and Exhibits
-------   ---------------------------------

(a)  Financial Statements included in Part B
     Independent Auditors Report *
     Statement of Assets and Liabilities *

(b)  Exhibits
     1.   Articles of Incorporation of Registrant*
     2.   Bylaws of Registrant*
     3.   None [Not Applicable]
     4.   None [See Exhibit 1, Articles of Incorporation, Article IV]
     5.   Investment Advisory Agreement*
     6.   Distribution    Agreement    between    Registrant   and   Declaration
          Distributors, Inc. *
     7.   None [Not Applicable]
     8.   Custodian Agreement between Registrant and CoreStates Bank, N.A. *
     9.   Operating Services Agreement between Registrant and Adviser*
     9.1 Services Agreement between Registrant, Adviser and Declaration Service Company*
     10.  Opinion of Counsel*
     11.  Consent of Independent Auditors*
     12.  Plan of Distribution pursuant to Rule 12b-1*
     13.  Subscription Agreement*
     13.1 New Account Application*
     14.  Individual Retirement Account Custodial Agreement*
     15.  None [Not Applicable]
     16.  None [Not Applicable]
     17.  Financial Data Schedule *
     18.  Not Applicable

* to be filed by amendment

Item 25.  Persons Controlled by or under Common Control with Registrant.
--------  --------------------------------------------------------------

No person is directly or indirectly controlled by, or under common control with the Registrant.

Item 26.  Number of Holders of Securities.
--------  --------------------------------

As of the date of filing of this registration statement there were no record holders of capital stock of registrant. Roger A. Householder intends to purchase 10000 shares of the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

Item 27.  Indemnification.
--------  ----------------

Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 28.  Business and Other Connections of Investment Adviser.
--------  -----------------------------------------------------

The Adviser has no other business or other connections.

Item 29.  Principal Underwriters.
--------  -----------------------

Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA will be the Fund's principal underwriter.

Item 30.  Location of Accounts and Records.
--------  ---------------------------------

Declaration Service Company.
555 North Lane, Suite 6160
Conshohocken, PA

Item 31.  Management Services.
--------  --------------------

Declaration Service Company.
555 North Lane, Suite 6160
Conshohocken, PA

Item 32.  Undertakings.
--------  -------------

The Registrant will file a post-effective amendment containing financial statements which need not be certified, within four to six months from the effective date of this registration statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 11th day of September, 1998.

                                Aapex Funds, Inc.
                                  (Registrant)

                     By: /s/ Roger A. Householder, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                                Title                              Date

/s/ Paul Santonacita                Director                  September 11, 1998